Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended			2 Months Ended			3 Months Ended			4 Months Ended			5 Months Ended			6 Months Ended			7 Months Ended			8 Months Ended			9 Months Ended			10 Months Ended			11 Months Ended			12 Months Ended			13 Months Ended			14 Months Ended			15 Months Ended			16 Months Ended			17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended
	Nov. 14, 2023	May 07, 2019	Apr. 10, 2019	Nov. 30, 2023	May 31, 2019	Apr. 30, 2019	Dec. 31, 2023	Jun. 30, 2019	May 31, 2019	Jan. 31, 2024	Jul. 31, 2019	Jun. 30, 2019	Feb. 29, 2024	Aug. 31, 2019	Jul. 31, 2019	Mar. 31, 2024	Sep. 30, 2019	Aug. 31, 2019	Apr. 30, 2024	Oct. 31, 2019	Sep. 30, 2019	May 31, 2024	Nov. 30, 2019	Oct. 31, 2019	Jun. 30, 2024	Dec. 31, 2019	Nov. 30, 2019	Jul. 31, 2024	Jan. 31, 2020	Dec. 31, 2019	Aug. 31, 2024	Feb. 29, 2020	Jan. 31, 2020	Sep. 30, 2024	Mar. 31, 2020	Feb. 29, 2020	Oct. 31, 2024	Apr. 30, 2020	Mar. 31, 2020	Nov. 30, 2024	May 31, 2020	Apr. 30, 2020	Dec. 31, 2024	Jun. 30, 2020	May 31, 2020	Jan. 31, 2025	Jul. 31, 2020	Jun. 30, 2020	Feb. 28, 2025	Aug. 31, 2020	Jul. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Oct. 31, 2020	Sep. 30, 2020	Nov. 30, 2020	Oct. 31, 2020	Dec. 31, 2020	Nov. 30, 2020	Jan. 31, 2021	Dec. 31, 2020	Feb. 28, 2021	Jan. 31, 2021	Mar. 31, 2021	Feb. 28, 2021	Apr. 30, 2021	Mar. 31, 2021	May 31, 2021	Apr. 30, 2021	Jun. 30, 2021	May 31, 2021	Jul. 31, 2021	Jun. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Oct. 31, 2021	Sep. 30, 2021	Nov. 30, 2021	Oct. 31, 2021	Dec. 31, 2021	Nov. 30, 2021	Jan. 31, 2022	Dec. 31, 2021	Feb. 28, 2022	Jan. 31, 2022	Mar. 31, 2022	Feb. 28, 2022	Apr. 30, 2022	Mar. 31, 2022	May 31, 2022	Apr. 30, 2022	Jun. 30, 2022	May 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Oct. 31, 2022	Sep. 30, 2022	Nov. 30, 2022	Oct. 31, 2022	Dec. 31, 2022	Nov. 30, 2022	Jan. 31, 2023	Dec. 31, 2022	Feb. 28, 2023	Jan. 31, 2023	Mar. 31, 2023	Feb. 28, 2023	Apr. 30, 2023	Mar. 31, 2023	May 31, 2023	Apr. 30, 2023	Jun. 30, 2023	May 31, 2023	Jul. 31, 2023	Jun. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Oct. 31, 2023	Sep. 30, 2023	Nov. 30, 2023	Oct. 31, 2023	Dec. 31, 2023	Nov. 30, 2023	Jan. 31, 2024	Dec. 31, 2023	Feb. 29, 2024	Jan. 31, 2024	Mar. 31, 2024	Feb. 29, 2024	Apr. 30, 2024	Mar. 31, 2024	May 31, 2024	Apr. 30, 2024	Jun. 30, 2024	May 31, 2024	Jul. 31, 2024	Jun. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Oct. 31, 2024	Sep. 30, 2024	Nov. 30, 2024	Oct. 31, 2024	Dec. 31, 2024	Nov. 30, 2024	Jan. 31, 2025	Dec. 31, 2024	Feb. 28, 2025	Jan. 31, 2025	Feb. 28, 2025
SoFi Next 500 ETF
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 10,096			$ 9,403			$ 10,110			$ 10,242			$ 9,867			$ 9,933			$ 10,070			$ 10,523			$ 10,701			$ 10,591			$ 9,716			$ 7,604			$ 8,810			$ 9,487			$ 9,693			$ 10,152		$ 10,496		$ 10,169		$ 10,379		$ 11,823		$ 12,591		$ 12,856		$ 13,618		$ 13,806		$ 14,436		$ 14,318		$ 14,592		$ 14,549		$ 15,008		$ 14,577		$ 15,446		$ 14,682		$ 14,977		$ 13,570		$ 13,679		$ 13,878		$ 12,593		$ 12,603		$ 11,160		$ 12,377		$ 12,074		$ 10,760		$ 11,759		$ 12,394		$ 11,582		$ 12,757		$ 12,439		$ 12,038		$ 11,955		$ 11,817		$ 12,897		$ 13,524		$ 13,042		$ 12,401		$ 11,620		$ 12,505		$ 13,632		$ 13,391		$ 14,239		$ 14,954		$ 14,075		$ 14,403		$ 14,291		$ 15,027		$ 15,054		$ 15,289		$ 15,268		$ 16,821		$ 15,677		$ 16,450	$ 15,677
SoFi Social 50 ETF
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 9,368			$ 10,224			$ 10,107			$ 9,463			$ 9,478			$ 9,650			$ 10,191			$ 10,528			$ 10,293			$ 9,433			$ 7,567			$ 8,902			$ 9,430			$ 9,587			$ 10,539			$ 12,456		$ 11,707		$ 11,288		$ 13,723		$ 14,056		$ 14,628		$ 14,874		$ 15,161		$ 15,480		$ 16,758		$ 20,265		$ 19,163		$ 20,407		$ 19,070		$ 20,386		$ 20,227		$ 19,091		$ 16,494		$ 16,042		$ 16,913		$ 13,534		$ 13,053		$ 11,669		$ 13,467		$ 12,839		$ 11,253		$ 11,693		$ 11,844		$ 9,989		$ 11,957		$ 11,713		$ 12,227		$ 11,873		$ 13,051		$ 14,374		$ 15,706		$ 14,528		$ 13,823		$ 12,945		$ 14,660		$ 15,667		$ 14,948		$ 16,746		$ 17,047		$ 16,049		$ 17,206		$ 18,437		$ 18,625		$ 18,684		$ 19,676		$ 19,660		$ 22,319		$ 22,630		$ 23,299		$ 22,005
SoFi Enhanced Yield ETF
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,051			$ 10,118			$ 10,200			$ 10,264			$ 10,397			$ 10,524			$ 10,625			$ 10,757			$ 10,893			$ 10,299			$ 10,419			$ 10,460			$ 10,720			$ 10,847			$ 10,952			$ 11,036
SoFi Select 500 ETF
Account Value [Line Items]
Accumulated Value			10,000			10,206			9,549			10,213			10,375			10,174			10,332			10,578			10,968			11,303			11,378			10,495			9,222			10,524			11,072			11,334			12,032		13,000		12,581		12,228		13,654		14,137		14,012		14,277		14,812		15,591		15,696		16,298		16,707		17,256		16,441		17,696		17,625		18,065		16,829		16,261		16,924		15,177		15,103		13,705		15,122		14,570		13,240		14,291		14,957		13,950		14,996		14,670		15,179		15,222		15,483		16,574		17,179		16,899		16,176		15,713		17,235		18,051		18,255		19,261		19,830		19,066		20,244		21,286		21,236		21,732		22,253		22,429		23,917		23,419		23,900	23,626
Solactive SoFi US Next 500 Growth Index
Account Value [Line Items]
Accumulated Value			10,000			10,097			9,402			10,110			10,242			9,869			9,937			10,075			10,531			10,710			10,600			9,721			7,596			8,807			9,486			9,693			10,152		10,496		10,169		10,384		11,833		12,608		12,872		13,636		13,824		14,454		14,335		14,609		14,565		15,024		14,593		15,464		14,697		14,992		13,581		13,689		13,885		12,597		12,612		11,167		12,386		12,083		10,765		11,761		12,396		11,583		12,761		12,441		12,037		11,952		11,814		12,896		13,526		13,045		12,401		11,622		12,498		13,621		13,382		14,228		14,945		14,063		14,397		14,282		15,017		15,043		15,278		15,256		16,815		15,668		16,442	15,668
S&P MidCap 400® Total Return Index
Account Value [Line Items]
Accumulated Value			10,000			10,137			9,329			10,042			10,161			9,735			10,033			10,147			10,448			10,742			10,461			9,468			7,551			8,622			9,253			9,369			9,802		10,146		9,816		10,030		11,462		12,209		12,393		13,236		13,854		14,478		14,506		14,357		14,407		14,688		14,104		14,935		14,496		15,232		14,134		14,291		14,489		13,460		13,560		12,256		13,585		13,164		11,954		13,211		14,019		13,243		14,465		14,203		13,747		13,639		13,204		14,414		15,008		14,574		13,808		13,071		14,183		15,420		15,156		16,056		16,954		15,934		16,633		16,370		17,321		17,307		17,507		17,383		18,915		17,567		18,243	17,451
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value		10,000	10,000		9,563	10,204		10,237	9,556		10,384	10,229		10,219	10,376		10,411	10,212		10,636	10,403		11,022	10,628		11,355	11,014		11,350	11,346		10,416	11,342		9,130	10,408		10,300	9,123		10,790	10,292		11,005	10,782		11,626	10,997		12,461	11,617	11,988	12,452	11,669	11,979	12,946	11,660	13,444	12,936	13,308	13,434	13,675	13,298	14,274	13,665	15,036	14,263	15,141	15,025	15,494	15,129	15,863	15,483	16,345	15,850	15,585	16,332	16,677	15,573	16,561	16,664	17,303	16,548	16,408	17,290	15,917	16,395	16,508	15,904	15,068	16,495	15,096	15,057	13,850	15,084	15,127	13,839	14,510	15,115	13,173	14,499	14,240	13,163	15,036	14,229	14,169	15,024	15,060	14,159	14,692	15,048	15,232	14,681	15,469	15,220	15,537	15,458	16,563	15,525	17,095	16,551	16,823	17,082	16,021	16,810	15,684	16,009	17,117	15,672	17,894	17,104	18,195	17,881	19,166	18,181	19,783	19,152	18,975	19,768	19,916	18,961	20,631	19,901	20,882	20,615	21,388	20,866	21,845	21,372	21,647	21,828	22,918	21,630	22,371	22,900	22,994	22,354	22,694	22,977	22,677
SoFi Social 50 Index
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 9,370			$ 10,230			$ 10,113			$ 9,470			$ 9,487			$ 9,661			$ 10,212			$ 10,553			$ 10,321			$ 9,457			$ 7,581			$ 8,931			$ 9,469			$ 9,628			$ 10,592			$ 12,523		$ 11,783		$ 11,306		$ 13,750		$ 14,090		$ 14,681		$ 14,919		$ 15,316		$ 15,576		$ 16,864		$ 20,578		$ 19,290		$ 20,509		$ 19,166		$ 20,494		$ 20,349		$ 19,160		$ 16,525		$ 16,077		$ 16,971		$ 13,568		$ 13,084		$ 11,692		$ 13,490		$ 12,763		$ 11,179		$ 11,611		$ 11,771		$ 9,930		$ 11,911		$ 11,921		$ 12,437		$ 12,057		$ 13,247		$ 14,580		$ 15,929		$ 14,685		$ 13,975		$ 13,076		$ 14,819		$ 15,862		$ 15,136		$ 16,985		$ 17,291		$ 16,292		$ 17,470		$ 18,716		$ 18,909		$ 18,964		$ 19,979		$ 19,970		$ 22,709		$ 23,069		$ 23,755		$ 22,423
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,123			$ 10,511			$ 10,482			$ 10,334			$ 10,429			$ 10,166			$ 10,338			$ 10,436			$ 10,680			$ 10,833			$ 10,978			$ 10,706			$ 10,819			$ 10,642			$ 10,698			$ 10,934
Solactive SoFi US 500 Growth Index
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 10,207			$ 9,547			$ 10,213			$ 10,376			$ 10,173			$ 10,331			$ 10,578			$ 10,970			$ 11,304			$ 11,378			$ 10,492			$ 9,214			$ 10,518			$ 11,065			$ 11,329			$ 12,027		$ 12,996		$ 12,576		$ 12,222		$ 13,650		$ 14,135		$ 14,009		$ 14,275		$ 14,811		$ 15,592		$ 15,697		$ 16,299		$ 16,709		$ 17,260		$ 16,443		$ 17,700		$ 17,628		$ 18,070		$ 16,832		$ 16,263		$ 16,928		$ 15,177		$ 15,110		$ 13,710		$ 15,130		$ 14,577		$ 13,243		$ 14,297		$ 14,964		$ 13,955		$ 15,004		$ 14,675		$ 15,185		$ 15,229		$ 15,488		$ 16,583		$ 17,189		$ 16,909		$ 16,183		$ 15,719		$ 17,245		$ 18,063		$ 18,266		$ 19,275		$ 19,847		$ 19,079		$ 20,263		$ 21,309		$ 21,255		$ 21,751		$ 22,271		$ 22,445		$ 23,943		$ 23,438		$ 23,908	$ 23,656